RISK MANAGEMENT - Schedule of Aging Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	$ 17,935	$ 19,012
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	7,083	2,325
Credit Risk | 1-30 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	3,985	264
Credit Risk | 31-60 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	1,610	849
Credit Risk | 61-90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	751	838
Credit Risk | More than 90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	$ 737	$ 374